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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2000

Check here if Amendment    / /;                         Amendment Number:

This Amendment (Check only one.):                       / /   Is a restatement.

                                                        / /   Adds new holdings
                                                              entries.

Institutional Investment Manager Filing this Report:

Name:  Caywood - Scholl Capital Management, LLC
Address: 4350 Executive Drive, Suite 125, San Diego, CA 92121

Form 13 F File Number:         028-05759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Luke D. Knecht
Title:   Managing Director
Phone: (415) 954-5400

Signature, Place, and Date of Signing:

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
LUKE D. KNECHT                     SAN FRANCISCO, CA 94111           FEBRUARY 14, 2001
---------------------------------  --------------------------------  ------------------------
[Signature]                        [City, State]                     [Date}
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Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).


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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                          Name

28-05759                                      Dresdner RCM Global Investors LLC